Short Term And Long-Term Debt - Narrative (Details)	1 Months Ended
	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($) ship vessel	Jul. 31, 2019 USD ($) vessel	Apr. 30, 2019 USD ($) vessel	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 937,000,000
Number of vessels with replacement option | ship		2
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term	10 years
Gross price	$ 206,500,000
Advance for hire	50,100,000
Minimum liquidity requirement, amount of net interest bearing debt	25,000,000
Net consideration	156,400,000
Sale leaseback transaction, purchase obligation	$ 69,500,000
Minimum | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Book equity ratio	0.25
Undrawn credit lines, remaining term	6 months
LIBOR | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback interest rate (percent)	3.20%
629 Term Loan Facility
Debt Instrument [Line Items]
Number of vessels owning subsidiaries | vessel		5
Undrawn credit lines, remaining term		6 months
Minimum liquidity requirement, amount of net interest bearing debt		$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)		5.00%
Face amount		$ 629,000,000
Number of buildings under financing | ship		5
629 Term Loan Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio		0.25
629 Term Loan Facility | Maximum
Debt Instrument [Line Items]
Amount available for drawdown (percent)		0.65
Amount available for drawdown		$ 125,800,000
125 Million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Term	5 years
Minimum liquidity requirement, amount of net interest bearing debt	$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)	5.00%
Face amount	$ 125,000,000
Amount available for drawdown (percent)	0.65
Amount available for drawdown	$ 125,000,000
Overall repayment term	20 years
125 Million Secured Term Loan and Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Face amount	$ 25,000,000
125 Million Secured Term Loan and Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio	0.0025
Undrawn credit lines, remaining term	6 months
125 Million Secured Term Loan and Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)	2.85%
Floating Rate Debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback, term					10 years
Gross price					$ 210,000,000
Advance for hire					$ 52,500,000
Long-term debt	$ 142,600,000					$ 146,400,000
Floating Rate Debt | LIBOR | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Sale leaseback interest rate (percent)					3.50%
Floating Rate Debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Long-term debt	236,700,000					242,500,000
Maximum borrowing capacity	250,000,000
Number of vessels owning subsidiaries | vessel				2
Amount outstanding							$ 125,000,000	$ 125,000,000
Term				5 years
Minimum liquidity requirement, amount of net interest bearing debt				$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)				5.00%
Floating Rate Debt | $250 Million Term Loan Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio				0.25
Undrawn credit lines, remaining term				6 months
Floating Rate Debt | $250 Million Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)				2.35%
Floating Rate Debt | 100 Million Facility
Debt Instrument [Line Items]
Long-term debt	95,900,000					98,500,000
Maximum borrowing capacity	100,000,000
Number of vessels owning subsidiaries | vessel			1
Term			5 years
Minimum liquidity requirement, amount of net interest bearing debt			$ 25,000,000
Minimum liquidity requirement, percent of net interest bearing debt (percent)			5.00%
Face amount	50,000,000
Floating Rate Debt | 100 Million Facility | Minimum
Debt Instrument [Line Items]
Book equity ratio			0.25
Undrawn credit lines, remaining term			6 months
Floating Rate Debt | 100 Million Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)			2.25%
Fixed Rate Debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Long-term debt	287,000,000.0					$ 291,500,000
Number of vessels owning subsidiaries | vessel				2
Sale and charterback agreement, sale price				$ 210,000,000
Sale and charterback agreement, consideration transferred				150,000,000
Sale and charterback agreement, non-amortizing and non-interest bearing seller's credit				$ 60,000,000
Sale and charterback agreement, charter period				10 years
Sale and charterback agreement, sale back consideration				$ 75,000,000
Commercial Loan | 629 Term Loan Facility
Debt Instrument [Line Items]
Term		5 years
Face amount		$ 250,000,000
Commercial Loan | 629 Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		2.35%
KEXIM Direct Loan | 629 Term Loan Facility
Debt Instrument [Line Items]
Term		12 years
Face amount		$ 189,900,000
KEXIM Direct Loan | 629 Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		2.25%
KEXIM Guaranteed Loan | 629 Term Loan Facility
Debt Instrument [Line Items]
Term		6 years
Face amount		$ 189,100,000
KEXIM Guaranteed Loan | 629 Term Loan Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (percent)		1.20%
Accordion Option | 629 Term Loan Facility | Maximum
Debt Instrument [Line Items]
Face amount		$ 10,000,000
Secured Debt | 125 Million Secured Term Loan and Revolving Credit Facility
Debt Instrument [Line Items]
Face amount	$ 100,000,000